advance billings and customer deposits	6 Months Ended
Jun. 30, 2023
advance billings and customer deposits
advance billings and customer deposits
24	advance billings and customer deposits

	June 30,	December 31,
As at (millions)	2023	2022
Advance billings	$714	$662
Deferred customer activation and connection fees	4	5
Customer deposits	21	12
Contract liabilities	739	679
Other	203	212
	$942	$891

Contract liabilities represent our future performance obligations to customers in respect of services and/or equipment for which we have received consideration from the customer or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are set out in the following table:

		Three months		Six months
Periods ended June 30 (millions)	Note	2023	2022	2023	2022
Balance, beginning of period		$965	$883	$914	$870
Revenue deferred in previous period and recognized in current period		(661)	(644)	(625)	(630)
Net additions arising from operations		670	638	678	631
Additions arising from business acquisitions		—	6	7	12
Balance, end of period		$974	$883	$974	$883
Current				$879	$791
Non-current	27
Deferred revenues				89	85
Deferred customer activation and connection fees				6	7
				$974	$883
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities				$879	$791
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)			(126)	(114)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)			(14)	(16)
				$739	$661